Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Abbott item	Dec. 31, 2012 Abbott item	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options item	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2013 RSAs & RSUs	Dec. 31, 2012 RSAs & RSUs	Dec. 31, 2011 RSAs & RSUs	Dec. 31, 2010 RSAs & RSUs	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Minimum	Dec. 31, 2012 Restricted stock awards Maximum	Dec. 31, 2012 RSUs
Stock-Based Compensation
Incentive stock programs, shares reserved for issuance with respect to awards for participants			100,000,000
Incentive stock programs, reduction in shares reserved for issuance with respect to awards for participants			7,000,000
Stock-Based Compensation
Number of awards received in connection with the separation						1	1
Stock compensation expense recognized	$ 87	$ 91	$ 187	$ 163	$ 167
Tax benefit on stock compensation expense			56	48	51
Exercise price for awards granted as percentage of market value on the date of grant									100.00%
Contractual term									10 years
Incremental vesting									0.33
Vesting period									3 years								3 years	5 years	3 years
Exercise period of replacement option after the date of grant									6 months
Weighted-average assumptions used in estimating the fair value of stock options granted
Risk-free interest rate (as a percent)								1.10%	1.20%	2.70%	2.90%
Average life of options								6 years	6 years	6 years	6 years
Volatility (as a percent)								32.63%	21.00%	21.00%	22.00%
Dividend yield (as a percent)								4.30%	3.60%	4.10%	3.20%
Fair value per stock option (in dollars per share)									$ 6.80	$ 6.23	$ 9.24
Options
Outstanding at the beginning of the period (in shares)								13,285,000	25,783,000
Granted (in shares)								2,169,000	944,000
Exercised (in shares)								(4,017,000)	(13,347,000)
Lapsed (in shares)								(31,000)	(95,000)
Outstanding at the end of the period (in shares)								45,839,000	13,285,000	25,783,000
Exercisable at the end of the period (in shares)								42,163,000	12,329,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 50.80	$ 49.77
Granted (in dollars per share)								$ 36.01	$ 62.54
Exercised (in dollars per share)								$ 26.42	$ 49.62
Lapsed (in dollars per share)								$ 19.87	$ 53.88
Outstanding at the end of the period (in dollars per share)								$ 27.49	$ 50.80	$ 49.77
Exercisable at the end of the period (in dollars per share)								$ 27.12	$ 50.09
Weighted average remaining life (in years)
Outstanding at the end of the period								4 years 1 month 6 days	3 years 8 months 12 days	4 years 1 month 6 days
Exercisable at end of the period								3 years 8 months 12 days	3 years 7 months 6 days
Aggregate intrinsic value
Outstanding at the end of the period								616	196
Exercisable at the end of the period								582	190
Additional information
Aggregate intrinsic value of options exercised									170	31	20
Unrecognized compensation cost								5	1
Period for recognition of unrecognized compensation cost								2 years	3 years			2 years	3 years
RSAs & RSUs
Proportion of awards that will vest in one year out of awards having vesting term over five years																		0.33
Number of years in which maximum one third of awards will vest out of awards that vest over five years																1 year
Number of shares of common stock to be received by recipient upon vesting for each award vested																			1
Share units
Unvested shares at the beginning of the period (in shares)												5,044,000	4,710,000
Granted (in shares)												5,381,000	2,749,000
Vested (in shares)												(7,134,000)	(2,164,000)
Lapsed (in shares)													(251,000)
Unvested shares at the end of the period (in shares)												13,399,000	5,044,000	4,710,000
Weighted average grant date fair value
Unvested shares at the beginning of the period (in dollars per share)												$ 53.12	$ 50.29
Granted (in dollars per share)												$ 35.27	$ 56.07
Vested (in dollars per share)												$ 27.29	$ 51.23
Lapsed (in dollars per share)												$ 29.53	$ 48.62
Unvested shares at the end of the period (in dollars per share)												$ 30.78	$ 53.12	$ 50.29
Additional information
Fair market value of awards vested												267	123	74	53
Unrecognized compensation cost												$ 217	$ 90